Financial Information by Segment	9 Months Ended
Sep. 30, 2019
Segment Reporting [Abstract]
Financial Information by Segment	Financial Information by Segment
Segment information
The Company's business is organized by its two carbon black product types. For corporate management purposes and all periods presented the Company had “Rubber” and “Specialty” as reportable operating segments. Rubber carbon black is used in the reinforcement of rubber in tires and mechanical rubber goods. Specialties are used as pigments and performance additives in coatings, polymers, printing and special applications.
The following table shows the relative size of the net sales recognized in each of the Company’s reportable segments:

	Three months ended September 30,		Nine months ended September 30,
	2019	2018	2019	2018
Rubber	67%	66%	66%	65%
Specialty	33%	34%	34%	35%

The senior management team, which is composed of the CEO, CFO and certain other senior management members is the chief operating decision maker (“CODM”). The senior management team monitors the operating segments’ results separately in order to facilitate decisions regarding the allocation of resources and determine the segments’ performance. Orion uses Adjusted EBITDA as the segments' performance measure. The CODM does not review reportable segment asset or liability information for purposes of assessing performance or allocating resources.
Adjustment items are not allocated to the individual segments as they are managed on a group basis.

Segment reconciliation for the three months ended September 30, 2019 and 2018:

	Rubber	Specialties	Corporate and other	Total
	(In thousands)
2019
Net sales from external customers	$247,371	$122,824	$—	$370,195
Adjusted EBITDA	$38,097	$29,957	$—	$68,054
Corporate charges	—	—	(7,543)	(7,543)
Depreciation and amortization of intangible assets and property, plant and equipment	(13,524)	(8,467)	—	(21,991)
Excluding equity in earnings of affiliated companies, net of tax	(134)	—	—	(134)
Income from operations before income tax expense and finance costs	24,439	21,490	(7,543)	38,386
Interest and other financial expense, net	—	—	(6,500)	(6,500)
Income tax expense	—	—	(7,767)	(7,767)
Equity in earnings of affiliated companies, net of tax	134	—	—	134
Net income				$24,253

2018
Net sales from external customers	$259,800	$134,154	$—	$393,954
Adjusted EBITDA	$37,886	$34,671	$—	$72,557
Corporate charges	—	—	(7,750)	(7,750)
Depreciation and amortization of intangible assets and property, plant and equipment	(13,482)	(9,322)	—	(22,804)
Excluding equity in earnings of affiliated companies, net of tax	(160)	—	—	(160)
Income from operations before income tax expense and finance costs	24,244	25,349	(7,750)	41,843
Interest and other financial expense, net	—	—	(6,190)	(6,190)
Income tax expense	—	—	(9,996)	(9,996)
Equity in earnings of affiliated companies, net of tax	160	—	—	160
Net income				$25,817

Segment reconciliation for the nine months ended September 30, 2019 and 2018:

	Rubber	Specialties	Corporate and other	Total
	(In thousands)
2019
Net sales from external customers	$760,230	$393,695	$—	$1,153,925
Adjusted EBITDA	$113,755	$90,394	$—	$204,149
Corporate charges	—	—	(17,680)	(17,680)
Depreciation and amortization of intangible assets and property, plant and equipment	(41,502)	(29,988)	—	(71,490)
Excluding equity in earnings of affiliated companies, net of tax	(424)	—	—	(424)
Income from operations before income tax expense and finance costs	71,829	60,406	(17,680)	114,555
Interest and other financial expense, net	—	—	(20,509)	(20,509)
Income tax expense	—	—	(26,515)	(26,515)
Equity in earnings of affiliated companies, net of tax	424	—	—	424
Net income				$67,955

2018
Net sales from external customers	$773,743	$418,496	$—	$1,192,239
Adjusted EBITDA	$109,465	$120,232	$—	$229,697
Corporate charges	—	—	12,222	12,222
Depreciation and amortization of intangible assets and property, plant and equipment	(42,856)	(28,977)	—	(71,833)
Excluding equity in earnings of affiliated companies, net of tax	(453)	—	—	(453)
Income from operations before income tax expense and finance costs	66,156	91,255	12,222	169,633
Interest and other financial expense, net	—	—	(23,349)	(23,349)
Income tax expense	—	—	(41,085)	(41,085)
Equity in earnings of affiliated companies, net of tax	453	—	—	453
Net income				$105,652

The sales information noted above relates to external customers only. ‘Corporate and other’ includes income and expense that cannot be directly allocated to the business segments or are managed on corporate level and includes finance income and expenses, taxes and items with less bearing on the underlying core business.